SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

	Name of Plan Sponsor:		Fulton Financial Corporation
	EIN:		23-2195389
	Plan number:		001

Year	Participant Contributions Transferred Late to the Plan	Total That Constitutes Nonexempt Prohibited Transactions			Totally Fully Corrected Under VFCP and PTE(2) 2002-51
Check here if late participant loan repayments are included: ☐
	Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside of VFCP(1)	Contributions Pending Correction in VFCP(1)	Total Fully Corrected Under VFCP[1] and PTE[2]
2025	—	298		—	—

(1) Voluntary Fiduciary Correction Program-VFCP (DOL).
(2) Prohibited Transaction Exemption-PTE (DOL).